Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
First Sentier Global Listed Infrastructure Fund - Class I
Shareholder Report [Line Items]
Fund Name	First Sentier Global Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	FLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Sentier Global Listed Infrastructure Fund (“Fund”) for the period of November 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html. You can also request this information by contacting us at (866) 811-6468 (toll free) or (312) 557-3182.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 811-6468 (toll free) or (312) 557-3182
Additional Information Website	https://www.firstsentierfunds.com/en/insto/documents.html
Expenses [Text Block]
What were the Fund costs for the period of November 1, 2025 to March 31, 2026?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Sentier Global Listed Infrastructure Fund	$ 35 *	0.80%
*	Represents the fee for the period from November 1, 2025 to March 31, 2026. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the period under review, and what affected its performance?
Global listed infrastructure delivered healthy gains during the fiscal period from November 1, 2025 through March 31, 2026. Over this period, the Fund returned 9.04% after fees, compared to a –1.45% return from the S&P Global 1200 Index.
Performance of the asset class was supported by strong investor demand for assets perceived to be less vulnerable to disruption from artificial intelligence. Global listed infrastructure stocks also demonstrated relative resilience in March, as escalating Middle East conflict led investors to favor defensive assets.
The Fund underperformed its style-specific benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, which returned 9.80% over the same period. This underperformance was driven primarily by the Fund’s overweight exposure to the airports sector and underweight exposure to utilities and renewables.
Positioning in the toll road sector was a positive contributor to relative performance. Holdings in Latin American toll road operators Motiva (Brazil) and PINFRA

(Mexico) benefited from investor interest in their modest valuation multiples.
Airports detracted from relative performance amid concerns that passenger volumes could be negatively affected by the Iran conflict. These concerns reflected both direct impacts, as Middle East airlines faced disruption and flight cancellations, and broader risks that higher fuel costs could translate into increased airfares and dampen longer‑term demand. In contrast, utilities and renewables outperformed due to their predictable earnings profiles and defensive characteristics.
TOP PERFORMANCE CONTRIBUTORS
ONEOK Inc
Cheniere Energy Inc
Targa Resources Corp
CSX Corp
Grupo Aeroportuario del Pacifico SAB de CV
TOP PERFORMANCE DETRACTORS
Beijing Capital International Airport Co. Ltd
SBA Communications Corp.
Groupe ADP
Infrastrutture Wireless Italiane SpA
Canadian National Railway Co.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
First Sentier Global Listed Infrastructure Fund	18.91%	7.69%	7.36%
S&P Global 1200 (TR)	21.03%	11.00%	12.17%
FTSE Global Core Infrastructure 50/50 Net Tax Index (TR)	17.98%	7.77%	7.66%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 03, 2025
Updated Performance Information Location [Text Block]	Visit https://www.firstsentierfunds.com/en/insto/documents.html for the most recent performance information.
Net Assets	$ 145,288,166
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 225,390
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of March 31, 2026
Fund net assets	$ 145,288,166%
Total number of portfolio holdings	41%
Total advisory fees paid (after waiver/reimbursement)	$ 225,390%
Portfolio turnover rate	25%

Holdings [Text Block]
Industry Sector Allocation as % of Net Assets
Electric Utilities	24.4%
Transportation Infrastructure	21.5%
Multi-Utilities	15.1%
Ground Transportation	13.7%
Oil, Gas & Consumable Fuels	10.5%
Specialized REITs	5.5%
Gas Utilities	2.6%
Independent Power and Renewable Electricity Producers	2.0%
Water Utilities	1.7%
Diversified Telecommunication Services	1.7%

Material Fund Change [Text Block]
Material Fund Changes
Prior to November 3, 2025, the Global Listed Fund operated as a series of Advisors Series Trust. On November 3, 2025, the Fund was reorganized into Datum One Series Trust (the “Trust”) (the “Reorganization”). As part of the Reorganization, the Board of Trustees approved a change in fiscal year end for the Fund to March 31 to align with the fiscal year end with the other series in the Trust.
The Global Listed Fund may accrue up to 0.10% in "Shareholder Servicing Plan Fee" of the average daily net assets of the Fund's shares. Effective December 8, 2025, the Fund's accrual is set
at 0.00% through at least May 20, 2027, and any accrual increase must first be approved by the Board of Trustees (the "Board")
Effective December 8, 2025, First Sentier Investors (US) LLC (the "Adviser"), the Fund's investment adviser, contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses ( exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses, such as shareholder servicing plan fees) exceed 0.75% of the average daily net assets of the Fund through May 20, 2027. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund's Board or upon termination of the Investment Management Agreement.
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund's prospectus, at
https://www.firstsentierfunds.com/en/insto/documents.html
or upon request at (866) 811-6468 (toll free) or (312) 557-3182.

Material Fund Change Expenses [Text Block]	Effective December 8, 2025, First Sentier Investors (US) LLC (the "Adviser"), the Fund's investment adviser, contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses ( exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses, such as shareholder servicing plan fees) exceed 0.75% of the average daily net assets of the Fund through May 20, 2027.
Material Fund Change Adviser [Text Block]	Effective December 8, 2025, First Sentier Investors (US) LLC (the "Adviser"), the Fund's investment adviser, contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses ( exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses, such as shareholder servicing plan fees) exceed 0.75% of the average daily net assets of the Fund through May 20, 2027.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund's prospectus, at
https://www.firstsentierfunds.com/en/insto/documents.html
or upon request at (866) 811-6468 (toll free) or (312) 557-3182.

Updated Prospectus Phone Number	(866) 811-6468
Updated Prospectus Web Address	https://www.firstsentierfunds.com/en/insto/documents.html
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting November 3, 2025, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and Tait, Weller & Baker LLP was dismissed as the Fund’s accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.

Accountant Change Date	Nov. 03, 2025
First Sentier American Listed Infrastructure Fund - Class I
Shareholder Report [Line Items]
Fund Name	First Sentier American Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	FLIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Sentier American Listed Infrastructure Fund (“Fund”) for the period of November 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html. You can also request this information by contacting us at (866) 811-6468 (toll free) or (312) 557-3182.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	811-6468 (toll free) or (312) 557-3182
Additional Information Website	https://www.firstsentierfunds.com/en/insto/documents.html
Expenses [Text Block]
What were the Fund costs for the period of November 1, 2025 to March 31, 2026?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Sentier American Listed Infrastructure Fund	$ 33 *	0.75%
*	Represents the fee for the period from November 1, 2025 to March 31, 2026. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the period under review, and what affected its performance?
American listed infrastructure delivered healthy gains during the fiscal period from November 1, 2025 through March 31, 2026. Over this period, the Fund returned 12.48% after fees, compared to a –4.04% return from the S&P 500 Index.
Performance of the asset class was supported by strong investor demand for assets perceived to be less vulnerable to disruption from artificial intelligence. Listed infrastructure stocks also demonstrated relative resilience in March, as escalating Middle East conflict increased investor preference for defensive assets.
The Fund modestly outperformed its style-specific benchmark, the FTSE USA Core Infrastructure Capped Net Tax Index, which returned 12.23% over the same period. This outperformance was driven primarily by the Fund’s positioning in the North American freight rail sector.
U.S. East Coast freight rail operator Norfolk Southern benefited from positive investor sentiment surrounding its proposed merger with larger West Coast peer Union Pacific. Shares of CSX Corp. also advanced, supported by expectations that improving sentiment toward U.S. manufacturers would lead to increased freight volumes.
Offsetting these gains, the Fund’s positioning in utilities detracted from relative performance, as political and regulatory concerns weighed on large-cap electric utility holdings, including Dominion Energy and Eversource Energy.
TOP PERFORMANCE CONTRIBUTORS
ONEOK Inc
Cheniere Energy Inc
CSX Corp
Union Pacific Corp
NextEra Energy Inc
TOP PERFORMANCE DETRACTORS
SBA Communications Corp.
Eversource Energy
American Tower Corp
Algonquin Power & Utilities Corp.
Canadian National Railway Co.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
First Sentier American Listed Infrastructure Fund	15.16%	8.95%	10.26%
S&P 500 (TR)	17.80%	12.06%	12.90%
FTSE USA Core Infrastructure Capped Index, Net (TR)	12.34%	7.65%	8.90%

Performance Inception Date	Dec. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 03, 2025
Updated Performance Information Location [Text Block]	Visit https://www.firstsentierfunds.com/en/insto/documents.html for the most recent performance information.
Net Assets	$ 4,419,960
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of March 31, 2026
Fund net assets	$ 4,419,960%
Total number of portfolio holdings	28%
Total advisory fees paid (after waiver/reimbursement)	$ — %
Portfolio turnover rate	30%

Holdings [Text Block]
Industry Sector Allocation as % of Net Assets
Electric Utilities	29.7%
Ground Transportation	20.6%
Oil, Gas & Consumable Fuels	17.9%
Multi-Utilities	16.0%
Specialized REITs	8.7%
Independent Power and Renewable Electricity Producers	3.6%
Gas Utilities	1.1%

Material Fund Change [Text Block]
Material Fund Changes
Prior to November 3, 2025, the American Listed Fund operated as a series of Advisors Series Trust. On November 3, 2025, the Fund was reorganized into Datum One Series Trust (the “Trust”) (the “Reorganization”). As part of the Reorganization, the Board of Trustees approved a change in fiscal year end for the
Fund to March 31 to align with the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund's prospectus, at
https://www.firstsentierfunds.com/en/insto/documents.html
or upon request at (866) 811-6468 (toll free) or (312) 557-3182.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund's prospectus, at
https://www.firstsentierfunds.com/en/insto/documents.html
or upon request at (866) 811-6468 (toll free) or (312) 557-3182.

Updated Prospectus Phone Number	(866) 811-6468
Updated Prospectus Web Address	https://www.firstsentierfunds.com/en/insto/documents.html
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting November 3, 2025, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and Tait, Weller & Baker LLP was dismissed as the Fund’s accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.

Accountant Change Date	Nov. 03, 2025

[1]	Represents the fee for the period from November 1, 2025 to March 31, 2026. Expenses for a full annual reporting period would be higher.